Restricted Share Units (Tables)	3 Months Ended
Jan. 31, 2023
Restricted Share Units [Abstract]
Schedule of restricted share units
	Number of RSUs	Weighted average issue price

Balance, October 31, 2021	–	$–

Granted	35,328	10.55
Vested	(35,328)	10.55

Balance, October 31, 2022	–	$–

Granted (i)	14,774	5.01
Vested	(14,774)	5.01

Balance, January 31, 2023	–	$–

(i)	During the three months ended January 31, 2023, the Company issued 14,774 RSU’s with a fair value of $74,005 to consultants.